Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount:
As of December 31, 2025	$ 314,069	$ 291,449
As of December 31, 2024	314,069	291,449
Properties [Member]
Carrying amount:
As of December 31, 2025	312,270	290,855
As of December 31, 2024	312,270	290,855
Leasehold improvement [Member]
Carrying amount:
As of December 31, 2025	1,448
As of December 31, 2024	1,448
Computer equipment [Member]
Carrying amount:
As of December 31, 2025	89	91
As of December 31, 2024	89	91
Right-of- use assets [Member]
Carrying amount:
As of December 31, 2025	262	503
As of December 31, 2024	262	503
Property Plant and Equipment Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	299,689	71,191
Additions	21,715	226,717
Disposal of subsidiaries	(4)	(212)
Exchange realignment	10,835	(1,917)
Ending Balance of Cost	332,235	299,689
Property Plant and Equipment Cost [Member] | Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	298,774	70,549
Additions	19,966	226,165
Disposal of subsidiaries
Exchange realignment	10,761	(1,850)
Ending Balance of Cost	329,501	298,774
Property Plant and Equipment Cost [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost
Additions	1,749
Disposal of subsidiaries
Exchange realignment	(78)
Ending Balance of Cost	1,671
Property Plant and Equipment Cost [Member] | Computer equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	152	150
Additions		8
Disposal of subsidiaries	(4)
Exchange realignment	130	(6)
Ending Balance of Cost	278	152
Property Plant and Equipment Cost [Member] | Right-of- use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Cost	763	492
Additions		544
Disposal of subsidiaries		(212)
Exchange realignment	22	(61)
Ending Balance of Cost	785	763
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(8,240)	(1,137)
Charge for the year	(9,904)	(6,730)
Disposal of subsidiaries	4	145
Exchange realignment	(26)	(518)
Ending Balance of Accumulated depreciation	(18,166)	(8,240)
Accumulated Depreciation [Member] | Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(7,919)	(987)
Charge for the year	(9,383)	(6,426)
Disposal of subsidiaries
Exchange realignment	71	(506)
Ending Balance of Accumulated depreciation	(17,231)	(7,919)
Accumulated Depreciation [Member] | Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation
Charge for the year	(253)
Disposal of subsidiaries
Exchange realignment	30
Ending Balance of Accumulated depreciation	(223)
Accumulated Depreciation [Member] | Computer equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(61)	(28)
Charge for the year	(4)	(31)
Disposal of subsidiaries	4
Exchange realignment	(128)	(2)
Ending Balance of Accumulated depreciation	(189)	(61)
Accumulated Depreciation [Member] | Right-of- use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance of Accumulated depreciation	(260)	(122)
Charge for the year	(264)	(273)
Disposal of subsidiaries		145
Exchange realignment	1	(10)
Ending Balance of Accumulated depreciation	$ (523)	$ (260)